Statement of cash flows, indirect method (Statement) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities
Net income (loss) for the period	R$ (7,044,706,000)	R$ 14,106,381,000	R$ 23,394,887,000
Adjustments to reconcile profit (loss)
Depreciation, depletion and amortization	8,874,931,000	6,999,839,000	7,206,125,000
Depreciation, right-of-use assets	349,064,000	321,271,000	231,966,000
Interest expense on lease liabilities	451,148,000	441,596,000	433,613,000
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	163,033,000	331,285,000	509,000
Income (expense) from associates and joint ventures	13,845,000	19,379,000	(284,368,000)
Exchange rate and monetary variations, net	15,884,993,000	(3,087,727,000)	(3,294,593,000)
Interest expenses on financing, loans and debentures	5,413,707,000	4,797,094,000	4,007,737,000
Adjustments for finance costs	(959,968,000)	(1,160,364,000)	(359,407,000)
Accrual of interest on marketable securities	(1,254,424,000)	(1,352,522,000)	(707,211,000)
Amortization of transaction costs, premium and discounts	80,099,000	67,353,000	69,881,000
Derivative financial instruments, net	9,112,683,000	(5,526,714,000)	(6,761,567,000)
Result on fair value adjustment of biological assets	(1,431,530,000)	(1,989,831,000)	(1,199,759,000)
Deferred income tax and social contribution	(7,431,946,000)	3,495,443,000	4,749,798,000
Interest on actuarial liabilities and cost of current service	75,850,000	69,231,000	59,258,000
Provision for judicial liabilities, net	138,318,000	139,934,000	88,198,000
Provision (reversal) for doubtful accounts, net	2,585,000	35,202,000	1,652,000
Provision (reversal) for inventory losses, net	77,353,000	31,419,000	56,060,000
Provision (reversal) for loss of ICMS credits, net	130,727,000	348,628,000	58,003,000
Other	69,535,000	66,938,000	4,118,000
Trade accounts receivable	(808,785,000)	2,155,448,000	(3,267,356,000)
Inventories	(863,648,000)	(48,673,000)	(967,995,000)
Recoverable taxes	(95,411,000)	(666,681,000)	(381,408,000)
Other assets	6,185,000	328,800,000	(95,382,000)
Trade accounts payable	2,164,832,000	463,003,000	1,533,118,000
Taxes payable	296,169,000	329,556,000	422,591,000
Payroll and charges	364,817,000	73,096,000	83,742,000
Other liabilities	(27,706,000)	(277,538,000)	(9,007,000)
Cash generated from operations	23,751,750,000	20,510,846,000	25,061,889,000
Payment of interest on financing, loans and debentures	(5,241,389,000)	(4,728,998,000)	(4,019,072,000)
Capitalized loan costs paid	959,968,000	1,160,364,000	359,407,000
Interest received on marketable securities	1,500,437,000	681,268,000	544,849,000
Payment of income taxes	(366,339,000)	(308,002,000)	(306,453,000)
Cash provided by operating activities	20,604,427,000	17,315,478,000	21,640,620,000
Additions to property, plant and equipment	(9,190,589,000)	(11,674,183,000)	(9,791,238,000)
Additions to intangible	(162,042,000)	(104,931,000)	(90,499,000)
Purchase of biological assets	(7,180,450,000)	(5,777,952,000)	(4,957,380,000)
Proceeds from sales of property, plant and equipment and biological assets	167,983,000	183,576,000	251,183,000
Capital increase in affiliates	(41,281,000)	(48,462,000)	(67,020,000)
Marketable securities, net	205,954,000	(5,296,370,000)	67,426,000
Advances for acquisition of wood from operations with development and partnerships	(294,952,000)	(690,908,000)	(355,362,000)
Dividends received		44,789,000	6,604,000
Asset acquisition (Notes 1.2.6 and 1.2.7)	(2,595,974,000)	(1,615,140,000)	(2,090,062,000)
Acquisition of subsidiaries		(1,060,718,000)
Increase (decrease) through acquisition of other investments	1,440,503,000
Net cash from acquisition of subsidiaries (note 1.2.6)	19,113,000	5,002,000	10,590,000
Cash used in investing activities	(20,512,741,000)	(26,035,297,000)	(17,015,758,000)
Proceeds from loans, financing and debentures	15,692,905,000	10,944,794,000	1,335,715,000
Proceeds from derivative transactions	(550,581,000)	3,559,286,000	282,225,000
Payment of loans, financing and debentures	(9,410,807,000)	(4,296,447,000)	(2,517,934,000)
Payment of leases	(1,325,398,000)	(1,218,399,000)	(1,044,119,000)
Payment of interest on own capital and dividends	(1,624,653,000)	(192,532,000)	(4,150,782,000)
Liabilities for assets acquisitions and subsidiaries	(58,467,000)	(116,924,000)	(107,888,000)
Shares repurchased	(2,806,764,000)	(880,914,000)	(1,904,424,000)
Cash provided (used) by financing activities	(83,765,000)	7,798,864,000	(8,107,207,000)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	665,026,000	(239,125,000)	(602,480,000)
Increase (Decrease) in cash and cash equivalents, net	672,947,000	(1,160,080,000)	(4,084,825,000)
At the beginning of the year	8,345,871,000	9,505,951,000	13,590,776,000
At the end of the year	9,018,818,000	8,345,871,000	9,505,951,000
Adjustments for Sublease of Ships			R$ (11,314,000)